Financial risk management - Capital risk management (Details) £ in Millions, $ in Billions	12 Months Ended
	Mar. 31, 2025 GBP (£) operator	Mar. 31, 2024 GBP (£)	Mar. 31, 2025 USD ($) operator
Disclosure of credit risk exposure [line items]
Retained cash flow ratio	9.80%	9.20%
Gearing ratio	61.00%	69.00%
Interest cover ratio	3.8	3.9
Number of distribution network operators | operator	4		4
Debt covenants, borrowings excluding cash and short term investments	£ 55,000
Debt covenants, borrowings excluding cash and short term investments, headroom	10,000
Debt covenants, carrying value of the bonds under covenant restriction	3,005	£ 3,405
Non-US Subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt	45,000
US Subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt | $			$ 35
US And Non-US subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt, headroom	£ 20,000
National Grid Electricity Distribution
Disclosure of credit risk exposure [line items]
Net debt to RAV gearing covenants	0.85		0.85
Debt covenants, impacted companies	20.00%		20.00%
National Grid Electricity Distribution | Minimum
Disclosure of credit risk exposure [line items]
Net debt to RAV gearing covenants	0.85		0.85